Operating Profit - Summary of Information About Profit Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Employee costs (Note 0)	£ 7,693.0	£ 7,680.0	£ 8,555.0
Advertising	735.0	433.0	361.0
Distribution costs	192.0	169.0	176.0
Depreciation of property, plant and equipment	885.0	855.0	822.0
Impairment of property, plant and equipment, net of reversals	70.0	87.0	424.0
Depreciation of right of use assets	176.0	179.0	182.0
Impairment of right of use assets	40.0	5.0	2.0
Amortisation of intangible assets	1,086.0	1,088.0	1,046.0
Impairment of intangible assets, net of reversals	365.0	435.0	230.0
Impairment of property, plant and equipment held for sale, net of reversals
Impairment of goodwill allocated to a disposal group, net of reversals			2.0
Net foreign exchange (gains)/losses	11.0	(4.0)	99.0
Inventories:
Cost of inventories included in cost of sales	6,137.0	5,885.0	5,934.0
Write-down of inventories	687.0	800.0	607.0
Reversal of prior year write-down of inventories	(483.0)	(325.0)	(250.0)
Short-term lease charge	6.0	7.0	11.0
Low value lease charge	2.0	3.0	5.0
Variable lease payments	9.0	10.0	11.0
Operating lease rentals:
Fees payable to the company's auditor and its associates in relation to the Group	£ 26.9	£ 31.7	£ 29.9